As filed with the Securities and Exchange Commission

                                on March 9, 2001

                        Securities Act File No. 333-52890


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / X /

        Pre-Effective Amendment No. /____/ Post-Effective Amendment No. 1 /X/

                               SCUDDER FUNDS TRUST
               (Exact Name of Registrant as Specified in Charter)

            Two International Place, Boston, Massachusetts 02110-4103
               (Address of Principal Executive Offices) (Zip Code)

                                  John Millette
                        Scudder Kemper Investments, Inc.
                             Two International Place
                              Boston, MA 02110-4103
                     (Name and Address of Agent for Service)

                                 (617) 295-1000
                  (Registrant's Area Code and Telephone Number)

                                 with copies to:

       Caroline Pearson, Esq.                 Joseph R. Fleming, Esq.
       Scudder Kemper Investments, Inc.       Dechert
       Two International Place                Ten Post Office Square - South
       Boston, MA 02110-4103                  Boston, MA  02109-4603

                  Approximate Date of Proposed Public Offering:
      It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b).

                      Title of Securities Being Registered:
                 Shares of Beneficial Interest ($.01 par value)
          of Scudder Short Term Bond Fund, a series of the Registrant

No filing fee is required because the Registrant has previously registered an indefinite number of its shares under the Securities Act of 1933, as amended, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

         This Post-Effective Amendment No. 1 to this Registration Statement on Form N-14 (the "Registration Statement") is being filed for the purpose of incorporating by reference into Part B of the Registration Statement Scudder Short Term Bond Fund's Annual Report to Shareholders for the fiscal year ended December 31, 2000. Information required in the Proxy Statement/Prospectus is incorporated by reference to Part A of the Registrant's Registration Statement on Form N-14 filed with the Commission on December 28, 2000.

                                     PART B

                               SCUDDER FUNDS TRUST

 -------------------------------------------------------------------------------

                       Statement of Additional Information
                                  March 6, 2001

 -------------------------------------------------------------------------------

Acquisition of the Assets of        By and in Exchange for Shares of
Kemper Short-Term U.S.              Scudder Short Term Bond Fund, a series of
Government Fund                     Scudder Funds Trust (the "Acquiring Trust")
222 South Riverside Plaza           Two International Place
Chicago, IL 60606                   Boston, MA 02110-4103

         This Statement of Additional Information is available to the shareholders of Kemper Short-Term U.S. Government Fund in connection with a proposed transaction whereby Scudder Short Term Bond Fund will acquire all or substantially all of the assets and all of the liabilities of Kemper Short-Term U.S. Government Fund in exchange for shares of the Scudder Short Term Bond Fund (the "Reorganization").

         This Statement of Additional Information of the Acquiring Trust contains material which may be of interest to investors but which is not included in the Proxy Statement/Prospectus of the Acquiring Trust relating to the Reorganization. This Statement of Additional Information consists of this cover page and the following documents:

1. Scudder Short Term Bond Fund's statement of additional information dated March 1, 2001 which was previously filed with the Securities and Exchange Commission (the "Commission") via EDGAR on March 5, 2001 (File No. 33-18477) and is incorporated by reference herein.

2. Scudder Short Term Bond Fund's annual report to shareholders for the fiscal year ended December 31, 2000, which was previously filed with the Commission via EDGAR on March 6, 2001 (File No. 811-03229) and is incorporated by reference herein.

3. Kemper Short-Term U.S. Government Fund's prospectus dated January 1, 2001, which was previously filed with the Commission via EDGAR on January 10, 2001 (File No. 33-14832) and is incorporated by reference herein.

4. Kemper Short-Term U.S. Government Fund's statement of additional information dated January 1, 2001, which was previously filed with the Commission via EDGAR on January 10, 2001 (File No. 33-14832) and is incorporated by reference herein.

5. Kemper Short-Term U.S. Government Fund's annual report to shareholders for the fiscal year ended August 31, 2000, which was previously filed with the
Commission via EDGAR on October 26, 2000 (File No. 811-05195) and is incorporated by reference herein.

6. The financial statements and schedules of Scudder Short Term Bond Fund and Kemper Short-Term U.S. Government Fund required by Regulation S-X for the periods specified in Article 3 thereof, which are filed herein.

         This Statement of Additional Information is not a prospectus. A Proxy Statement/Prospectus dated March 6, 2000 relating to the Reorganization may be obtained by writing Kemper Short-Term U.S. Government Fund at 222 South Riverside Drive, Chicago, IL 60606 or by calling Kemper Distributors, Inc. at 1-800-621-1048. This Statement of Additional Information should be read in conjunction with the Proxy Statement/Prospectus.

                            PART C. OTHER INFORMATION

ITEM 15.          INDEMNIFICATION.

                  A policy of insurance covering Scudder Kemper Investments, Inc., its subsidiaries including Scudder Investor Services, Inc., and all of the registered investment companies advised by Scudder Kemper Investments, Inc. insures the Registrant's trustees and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent act, error or accidental omission in the scope of their duties.

                  Article IV, Sections 4.1 - 4.3 of the Registrant's Declaration of Trust provide as follows:

                  Section 4.1. NO PERSONAL LIABILITY OF SHAREHOLDERS,  TRUSTEES,
         ETC. No Shareholder shall be subject to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. No Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever to any Person, other than to the Trust or its Shareholders, in connection with Trust Property or the affairs of the Trust, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard of his duties with respect to such Person; and all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder, Trustee, officer, employee, or agent, as such, of the Trust, is made a party to any suit or proceeding to enforce any such liability of the Trust, he shall not, on account thereof, be held to any personal liability. The Trust shall indemnify and hold each Shareholder harmless from and against all claims and liabilities, to which such Shareholder may become subject by reason of his being or having been a Shareholder, and shall reimburse such Shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability. The indemnification and reimbursement required by the preceding sentence shall be made only out of the asset of the one or more Series of which the Shareholder who is entitled to indemnification or reimbursement was a Shareholder at the time the act or event occurred, which gave rise to the claim against or liability of said Shareholder. The rights accruing to a Shareholder under this Section 4.1 shall not impair any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.

                  Section 4.2. NON-LIABILITY OF TRUSTEES, ETC. No Trustee, officer, employee or agent of the Trust shall be liable to the Trust, its Shareholders, or to any Shareholder, Trustee, officer, employee, or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his office.

                  Section 4.3.  MANDATORY INDEMNIFICATION.

                           (a) Subject to the exceptions and limitations contained in paragraph (b) below:

                           (i) every person who is, or has been, a Trustee or officer of the Trust shall be indemnified by the Trust to the Fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                           (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                           (b) No indemnification shall be provided hereunder to a Trustee or officer:

                           (i) against any liability to the Trust, a Series thereof, or the Shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

                           (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust;

                           (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph
         (b)(i) or (b)(ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

                                    (A)     by the court or other body approving
         the settlement or other disposition; or

                                    (B)     based  upon  a review  of    readily
         available facts (as opposed to a full trial-type inquiry) by (x) vote of a majority of the disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

                           (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trust or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

                           (d) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 4.3 may be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3 provided that either:

                           (i) such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or

                           (ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

         As used in this Section 4.3, a "Disinterested Trustee" is one who is not (i) an "Interested Person" of the Trust (including anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

ITEM 16.         EXHIBITS.

                 (1)          (a)(1)    Amended  and  Restated   Declaration  of
                                        Trust   dated   December   21,  1987  is
                                        incorporated     by     reference     to
                                        Registrant's  Registration  Statement on
                                        Form N-1A, as amended (the "Registration
                                        Statement").

                              (a)(2) Instrument dated September 17, 1982 Establishing and Designating Series of Shares is incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement.

                              (a)(3) Instrument dated September 17, 1982 Establishing and Designating an Additional Series of Shares is
                                        incorporated     by     reference     to
                                        Post-Effective  Amendment  No. 24 to the
                                        Registration Statement.

                              (a)(4) Instrument dated March 21, 1984 Establishing and Designating an Additional Series of Shares is
                                        incorporated     by     reference     to
                                        Post-Effective  Amendment  No. 24 to the
                                        Registration Statement.

                              (a)(5) Certificate of Amendment of Declaration of Trust dated June 29, 1989 is incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement.

                              (a)(6) Amendment of Establishment and Designation of Additional Series of Shares dated June 29, 1989 is incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement.

                              (a)(7) Abolition of series by the Registrant dated June 29, 1989 on behalf of the U.S. Government 1990 Portfolio is incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement.

                              (a)(8) Abolition of series by the Registrant dated June 29, 1989 on behalf of the General 1990 Portfolio is incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement.

                              (a)(9) Abolition of series by the Registrant on behalf of the Scudder Zero Coupon 1995 Fund, dated July 15, 1992 is
                                        incorporated     by     reference     to
                                        Post-Effective  Amendment  No. 24 to the
                                        Registration Statement.

                              (a)(10) Redesignation of Series of Registrant dated March 7, 1990 is incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement.

                              (a)(11) Certificate of Amendment of Declaration of Trust dated July 2, 1991 is incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement.

                              (a)(12) Establishment and Designation of Classes of Shares of Beneficial Interest, $0.01 par value, Class S and Class AARP, with respect to Scudder Short Term Bond Fund is incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement.

                 (2)          (b)(1)    By-Laws  of the  Registrant  dated as of
                                        September 17, 1982 is incorporated by reference to Post-Effective Amendment
                                        No. 24 to the Registration Statement.

                              (b)(2) Amendment to the By-Laws of Registrant as of March 5, 1984 is incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement.

                              (b)(3) Amendment to the By-Laws of Registrant as of October 1, 1984 is incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement.

                              (b)(4) Amendment to the By-Laws of Registrant as of December 12, 1991 is incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement.

                              (b)(5) Amendment to the By-Laws of the Registrant dated September 17, 1992 is incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement.

                 (3)                    Inapplicable.

                 (4) Form of Agreement and Plan of Reorganization. (Incorporated by
                                        reference     to    the     Registrant's
                                        Registration   Statement  on  Form  N-14
                                        filed on December 28, 2000.)

                 (5)                    Inapplicable.

                 (6)          (d)(1)    Investment  Management Agreement between
                                        the  Registrant,  on behalf  of  Scudder
                                        Short Term Bond Fund, and Scudder Kemper
                                        Investments,  Inc.  dated  September  7,
                                        1998 is incorporated by reference to Post-Effective Amendment No. 28 to the
                                        Registration Statement.

                              (d)(2) Investment Management Agreement between the Registrant, on behalf of Scudder Zero Coupon 2000 Fund, and Scudder Kemper Investments, Inc. dated September 7, 1998 is incorporated by reference to Post-Effective Amendment No. 28 to the Registration Statement.

                              (d)(3) Form of Investment Management Agreement between the Registrant, on behalf of Scudder Short Term Bond Fund, and Scudder Kemper Investments, Inc. dated August 14, 2000 is incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement.

                 (7)          (e)(1)    Underwriting   Agreement   between   the
                                        Registrant    and    Scudder    Investor
                                        Services,  Inc. dated  September 7, 1998
                                        is    incorporated   by   reference   to
                                        Post-Effective  Amendment  No. 28 to the
                                        Registration Statement.

                              (e)(2) Underwriting Agreement between the Registrant and Scudder Investor Services, Inc., dated May 8, 2000 is incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement.

                 (8)                    Inapplicable.

                 (9)          (g)(1)    Custodian    Agreement    between    the
                                        Registrant  and  State  Street  Bank and
                                        Trust  Company   ("State  Street  Bank")
                                        dated December 17, 1982 is incorporated by reference to Post-Effective Amendment
                                        No. 24 to the Registration Statement.

                              (g)(2) Fee schedule for Custodian Agreement between the Registrant and State Street Bank is incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement.

                              (g)(3) Amendment to the Custodian Agreement between the Registrant and State Street Bank dated September 14, 1987 is incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement.

                              (g)(4) Amendment to the Custodian Agreement between the Registrant and State Street Bank dated September 16, 1988 is incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement.

                              (g)(5) Amendment to the Custodian Agreement between the Registrant and State Street Bank dated December 13, 1990 is incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement.

                 (10)         (n)(1)    Scudder Funds Trust Plan with respect to
                                        Scudder Short Term Bond Fund pursuant to
                                        Rule  18f-3  dated  March  14,  2000  is
                                        incorporated     by     reference     to
                                        Post-Effective  Amendment  No. 33 to the
                                        Registration Statement.

                              (n)(2) Amended and Restated Plan with respect to Scudder Short Term Bond Fund pursuant to Rule 18f-3 is incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement.

                               (n)(3) Scudder Funds Amended and Restated Multi-Distribution System Plan.
                                        (Incorporated   by   reference   to  the
                                        Registrant's  Registration  Statement on
                                        Form N-14 filed December 28, 2000.).

                 (11)                   Opinion    and   Consent   of   Dechert.
                                        (Incorporated   by   reference   to  the
                                        Registrant's  Registration  Statement on
                                        Form N-14 filed on December 28, 2000.)

                 (12) Opinion and Consent of Willkie Farr & Gallagher to be filed by post-effective amendment.

                 (13)         (h)(1)    Transfer  Agency and  Service  Agreement
                                        with fee schedule between the Registrant
                                        and Scudder  Service  Corporation  dated
                                        October  2,  1989  is   incorporated  by
                                        reference  to  Post-Effective  Amendment
                                        No. 24 to the Registration Statement.

                              (h)(2) Revised fee schedule dated October 1, 1995 for Exhibit 9(a) is incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement.

                              (h)(3) Revised fee schedule dated October 1, 1996 for Exhibit 9(a) is incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement.

                              (h)(4) COMPASS Service Agreement with Scudder Trust Company dated October 1, 1995 is incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement.

                              (h)(5) Revised fee schedule dated October 1, 1996 for Exhibit 9(h)(4) is incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement.

                              (h)(6) Shareholder Services Agreement between the Registrant and Charles Schwab & Co., Inc. dated June 1, 1990 is incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement.

                              (h)(7) Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Short Term Bond Fund, and Scudder Fund Accounting Corporation dated July 19, 1995 is incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement.

                              (h)(8) Agreement and Plan of Reorganization dated November 9, 1998 by and between the Registrant and Scudder Short Term Bond Fund and Scudder Zero Coupon 2000 Fund is incorporated by reference to Post-Effective Amendment No. 28 to the Registration Statement.

                              (h)(9) Form of Administrative Agreement between the Registrant on behalf of Scudder Short Term Bond Fund and Scudder Kemper Investments, Inc. dated August 14, 2000 is incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement.

                 (14) Consent of Independent Accountants relating to Kemper Short-Term U.S. Government Fund. (Incorporated by reference to the Registrant's Registration Statement on Form N-14 filed on December 28, 2000.)

                                        Consent   of   Independent   Accountants
                                        relating to Scudder Short Term Bond Fund is filed herewith.

                 (15)                   Inapplicable.

                 (16) Powers of Attorney. (Incorporated by reference to the Registrant's Registration Statement on Form N-14 filed on December 28, 2000.)

                 (17) Revised Form of Proxy. (Incorporated by reference to the Registrant's Registration Statement on Form N-14 filed on December 28, 2000.)


ITEM 17. UNDERTAKINGS.

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for C-8 350 reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)                  The undersigned   Registrant   undertakes   to  file,   by
                     post-effective amendment, an opinion of counsel supporting the tax consequences of the proposed reorganization within a reasonable time after receipt of such opinion.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Scudder Funds Trust has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 9th day of March, 2001.

                                                     SCUDDER FUNDS TRUST



                                                       /s/ Linda C. Coughlin
                                           By:
                                                 ------------------------------
                                                 Title:    President

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated.

                SIGNATURE             TITLE                       DATE

/s/ Linda C. Coughlin          President & Trustee            March 9, 2001
Linda C. Coughlin

/s/ Henry P. Becton, Jr*             Trustee                  March 9, 2001
Henry P. Becton, Jr.

/s/ Dawn-Marie Driscoll*             Trustee                  March 9, 2001
Dawn-Marie Driscoll

 /s/ Edgar R. Fiedler*               Trustee                  March 9, 2001
Edgar R. Fiedler

/s/ Keith R. Fox*                    Trustee                  March 9, 2001
Keith R. Fox

/s/Joan Edelman Spero*               Trustee                  March 8, 2001
Joan Edelman Spero

/s/ Jean Gleason Stromberg*          Trustee                  March 8, 2001
Jean Gleason Stromberg

/s/ Jean C. Tempel*                  Trustee                  March 8, 2001
Jean C. Tempel

/s/ Steven Zaleznick*                Trustee                  March 9, 2001
Steven Zaleznick

/s/ John R. Hebble               Treasurer (Principal
John R. Hebble                   Financial and                March 9, 2001
                                 Accounting Officer)


         /s/ Joseph R. Fleming

*By:                                                          March 9, 2001
         ---------------------------
         Joseph R. Fleming, Attorney-in-fact

*Executed   pursuant  to  powers  of  attorney   filed  with  the   Registrant's
Registration Statement on Form N-14 as filed with the Commission electronically herewith.


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                                                              File No. 333-52890

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    EXHIBITS

                                       TO

                                    FORM N-14

                             REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                               SCUDDER FUNDS TRUST

                              SCUDDER FUNDS TRUST.

                                  EXHIBIT INDEX

Exhibit 14        Consent of Independent Accountants